Income tax and social contribution (Details 1) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Tax losses
Deferred tax
Deferred tax		R$ 2,911	R$ 1,487
Included in the statement of income		47,223	1,424
Other Deferred Income Tax Expense Benefit		0
Deferred tax		50,134	2,911
Tax credit
Deferred tax
Deferred tax		2,173	2,885
Included in the statement of income		3,445	(712)
Other Deferred Income Tax Expense Benefit		0
Deferred tax		5,618	2,173
Technological inovation
Deferred tax
Deferred tax	[1]	(83,179)	(41,192)
Included in the statement of income	[1]	(78,032)	(41,987)
Other Deferred Income Tax Expense Benefit	[1]	0
Deferred tax	[1]	(161,211)	(83,179)
Other temporary differences - ASSETS
Deferred tax
Deferred tax		64,715	32,642
Included in the statement of income		66,699	32,073
Other Deferred Income Tax Expense Benefit		22,218
Deferred tax		153,632	64,715
Other Temporary Differences - LIABILITY
Deferred tax
Deferred tax	[2]	(118,745)	(1,616)
Included in the statement of income	[2]	(560,378)	(117,129)
Other Deferred Income Tax Expense Benefit	[2]	0
Deferred tax	[2]	(679,123)	(118,745)
Deferred Tax Assets
Deferred tax
Deferred tax		69,799	37,014
Included in the statement of income		117,367	32,785
Other Deferred Income Tax Expense Benefit		22,218
Deferred tax		209,384	69,799
Deferred Tax Liabilities
Deferred tax
Deferred tax		(201,924)	(42,808)
Included in the statement of income		(638,410)	(159,116)
Other Deferred Income Tax Expense Benefit		0
Deferred tax		(840,334)	(201,924)
Deferred Tax Liability Asset
Deferred tax
Deferred tax		(132,125)	(5,794)
Included in the statement of income		(521,043)	(126,331)
Other Deferred Income Tax Expense Benefit		22,218
Deferred tax		R$ (630,950)	R$ (132,125)

[1]	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.
[2]	The main other liability temporary difference refers to deferred income tax and social contribution related to our FIDC quotas.